Stock-Based Compensation (Details) - Schedule of Company’s RSU’s - Restricted Stock Units [Member]	6 Months Ended
Dec. 31, 2023 $ / shares shares
Stock-Based Compensation (Details) - Schedule of Company’s RSU’s [Line Items]
Number of RSUs, Beginning Balance | shares	3,779,716
Weighted-Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 6.08
Number of RSUs, Granted | shares	3,772,631
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 5.17
Number of RSUs, Vested | shares	(1,101,583)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 6.26
Number of RSUs, Forfeited | shares	(130,311)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	$ 5.56
Number of RSUs, Ending Balance | shares	6,320,453
Weighted-Average Grant Date Fair Value, Ending Balance | $ / shares	$ 5.52
Number of RSUs, RSU exercisable | shares	5,947,712
Weighted-Average Grant Date Fair Value, RSU exercisable | $ / shares	$ 5.52